UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002
                                               --------------------------------

Check here if Amendment [  ];        Amendment Number:
                                                      -------
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     YEAGER, WOOD & MARSHALL, INC.
     ---------------------------------

Address:  630 FIFTH AVENUE, STE 2900
          ----------------------------
          NEW YORK, N.Y.  10111
          ----------------------------


Form 13F File Number: 28-113
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   GORDON M. MARCHAND
      -------------------------------------------------
Title:  VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
      -------------------------------------------------
Phone:  212-765-5350
      -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ GORDON M. MARCHAND      NEW YORK, NY       FEBRUARY 12, 2003
----------------------   -------------------  --------------------
    [Signature]             [City, State]            [Date]

Report Type     (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                         -------------------------
Form 13F Information Table Entry Total:             23
                                         -------------------------

Form 13F Information Table Value Total:        $557,506,796
                                         -------------------------
                                               (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                     #28-113
                                 DATE: 12/31/02


   ITEM 1:                      ITEM 2:            ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:        ITEM 7:       ITEM 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT                    VOTING
NAME OF ISSUER              TITLE OF CLASS          CUSIP     FAIR MARKET SHARES OR       DISCRETION      MANAGER      AUTHORITY
                                                    NUMBER       VALUE    PRINC.AMT.   SOLE  SHARED  OTHER        SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES         COMMON STOCK          002824100      23,797     594,923       X                        48000     546923
AUTOMATIC DATA
 PROCESSING, INC.           COMMON STOCK          053015103      22,603     575,863       X                        41300     534563
AMERICAN INT'L GROUP        COMMON STOCK          026874107      34,586     597,858       X                        44753     553105
COLGATE-PALMOLIVE CO        COMMON STOCK          194162103      26,586     507,080       X                        39100     467980
DELL COMPUTER CORP.         COMMON STOCK          247025109      12,271     458,900       X                        40000     418900
GILLETTE COMPANY            COMMON STOCK          375766102      25,275     832,503       X                        70832     761671
HOME DEPOT INC.             COMMON STOCK          437076102      29,812   1,241,141       X                       102150    1138991
JOHNSON & JOHNSON           COMMON STOCK          478160104      31,925     594,403       X                        41400     553003
COCA COLA COMPANY           COMMON STOCK          191216100      25,561     583,047       X                        46900     536147
MARRIOTT INTERNAT'L         COMMON STOCK          571903202      17,033     518,201       X                        33000     485201
MCDONALD'S CORP             COMMON STOCK          580135101      15,732     978,336       X                        73500     904836
MARSH & MCLENNAN CO         COMMON STOCK          571748102      24,147     522,540       X                        42000     480540
MERCK & CO.,  INC.          COMMON STOCK          589331107      27,298     482,206       X                        38300     443906
MICROSOFT CORP              COMMON STOCK          594918104         486       9,400       X                                    9400
PFIZER, INC.                COMMON STOCK          717081103      36,091   1,180,612       X                        85800    1094812
PROCTER & GAMBLE            COMMON STOCK          742718109      18,676     217,312       X                        18200     199112
STARBUCKS CORP.             COMMON STOCK          855244109      26,632   1,306,786       X                       100000    1206786
STAPLES INC.                COMMON STOCK          855030102      29,520   1,613,128       X                       116000    1497128
STATE STREET CORP.          COMMON STOCK          857477103      27,186     697,076       X                        55100     641976
TIFFANY & COMPANY           COMMON STOCK          886547108      21,419     895,811       X                        58300     837511
UNITED PARCEL SRVCE         COMMON STOCK          911312106      25,569     405,343       X                        32800     372543
WAL-MART STORES             COMMON STOCK          931142103      32,307     639,611       X                        50400     589211
WM. WRIGLEY, JR. CO.        COMMON STOCK          982526105      22,995     419,013       X                        35800     383213
GRAND TOTAL:                                                557,506,796

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